Related Party Transactions and Balances (Details) - Schedule of material related party transactions - USD ($)		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Purchase of e-bicycles from a related party
Related party transactions		$ (6,048,053)	$ (4,538,100)
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Interest-free loan to a related party
Related party transactions			$ 856,458
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Collection of loan to a related party
Related party transactions			$ (856,458)
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Purchase of e-bicycles, gears and parts from a related party
Related party transactions		(915,213)	$ (851,606)
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Rental fee and utility fee
Related party transactions		(146,607)	$ (63,378)
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Interest-free loan to a related party
Related party transactions			$ 185,566
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Collection of loan to a related party
Related party transactions			$ (186,993)
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Loan to a related party
Related party transactions		310,395
Nanjing Mingfeng Technology Co.,Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Loan to a related party
Related party transactions		228,774
Jiangsu Yimao Pure Electric Bus Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Purchase of battery cells for battery cell trading business
Related party transactions				(5,334,619)
Jiangsu Yimao Pure Electric Bus Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Purchase of raw materials and finished goods
Related party transactions				(2,428,036)
Henglong Chen [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	[1]		Interest-free loan to a shareholder*
Related party transactions	[1]		$ 377,634	1,857,441
Henglong Chen [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	[1]		Collection of loan from a shareholder *
Related party transactions	[1]	(1,821,847)	$ (391,116)	(683,880)
Henglong Chen [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	[1]		Transfer of third-party loans to a related party*
Related party transactions	[1]			59,682
Huiyan Xie [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Interest-free loan to a related party
Related party transactions				101,896
Huiyan Xie [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Collection of loan from a related party
Related party transactions				(101,896)
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Rental expenses of e-bicycles
Related party transactions				(176,862)
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Disposal of e-bicycles on behalf of a related party
Related party transactions				(291,131)
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Purchase of e-bicycles from a related party
Related party transactions				(873,394)
Jianhui Ye [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Interest-free loan from a related party
Related party transactions				(4,374,249)
Jianhui Ye [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Repayment of interest-free loan to a related party
Related party transactions			$ 4,289,426
Beijing Weiqi Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature			Sales of e-bicycles to a related party
Related party transactions		$ 12,341	$ 107,314

[1]	The interest-free loan made to Henglong Chen, a significant shareholder and former Chairman of the Board of the Company, net of repayment was recognized as a deduction to the Company’s equity, see Note 15d. The loans made to Henglong Chen which were for his personal purpose violated Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings. The loans are expected to be collected before December 31, 2022.